Shareholder Fees	Nov. 11, 2025 USD ($)
21Shares FTSE Crypto 10 Index ETF | 21Shares FYTSE Crypto 10 Index ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares FTSE Crypto 10 ex-BTC Index ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0